Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2018
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Derivative Financial Liabilities
17	DERIVATIVE FINANCIAL LIABILITIES

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Forward contract	1,877	—

Note:

The derivative financial liability of the Company is a forward contract to purchase equity securities. Its fair value is based on active quoted price of the equity security with consideration of liquidity discount, which is classified as Level 3.